Contigencies	12 Months Ended
Mar. 31, 2025
Disclosure of contingent liabilities [abstract]
Contingencies
25.
CONTINGENCIES

In the ordinary course of business, the Predecessor and the Successor may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Predecessor and the Successor record contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable.

As of March 31, 2025, OMS Oilfield Services Arabia Limited (“OMSA”), an indirect wholly-owned subsidiary of the Successor, is involved in two tax dispute matters incidental to ordinary conduct of its business:

i)
Zakat, Tax and Customs Authority (“ZATCA”) assessment on tax & zakat liability:

On July 21, 2022, ZATCA raised pre-assessment for the year ended March 31, 2017 with an additional tax liability of $2.3 million and zakat liability of $0.015 million. OMSA filed an objection with ZATCA, against the additional Tax and Zakat liability, requesting them to issue a revised assessment with NIL liability based on our contention in such objection. The objection submitted is under review by Appeal Committee. In the meanwhile, the Company has hired an external tax consultant to conduct the tax review.

In June 2024, the Company paid the tax payable of $2.3 million to ZATCA, under protest, to benefit from Authority’s tax amnesty program whereby the late payment penalty portion associated with the tax payable amount will be waived by Authority if taxpayers settled the outstanding tax liability by a specified deadline. The Company continues to object to the tax assessment after the payment made.

ii)
ZATCA assessment on Transfer Pricing:

The Company has an ongoing dispute with ZATCA whereby the Authority have issued a tax assessment containing a Transfer pricing adjustment for the year ended March 31, 2019. The tax assessment has resulted in additional tax/zakat payable of $0.58 million. The Company has objected to the tax assessment.

In May 2023, the Company paid the tax payable of $0.58 million to ZATCA, under protest, to benefit from Authority’s tax amnesty program whereby the late payment penalty portion associated with the tax payable amount will be waived by Authority if taxpayers settled the outstanding tax liability by a specified deadline. As of March 31, 2025, the Company no longer object to the tax assessment and accepted the tax assessment by ZATCA.

As of March 31, 2025, the Successor’s gross accrued provision for the outstanding tax dispute matters was $2.3 million (2024: $1.7 million).